Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Accounts Receivable, Net

Note 4 - Accounts Receivable, Net

	As of March 31,
	2026	2025
Accounts receivable	$4,267,086	$4,862,723
Less: Allowance for credit losses	(3,426,877)	(1,552,580)
Accounts receivable, net	$840,209	$3,310,143

The following table represents the movement of the allowance for doubtful accounts:

	For the Years Ended March 31,
	2026	2025
Balance at the beginning of the year	$1,552,580	$1,159,182
Additions provision for credit losses	1,742,065	401,448
Foreign exchange differences	132,232	(8,050)
Balance at the end of the year	$3,426,877	$1,552,580

As of July 20, 2026, approximately $0.75 million, or 18%, of the accounts receivable balance as of March 31, 2026 has been collected.